GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Annual Amortization (Details)	Sep. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2023	$ 1,682,083
2024	6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
Thereafter	6,072,501
Net Book Value	$ 27,617,917